Fair Value Measurements (Tables)	6 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value hierarchy of valuation techniques
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets held in Trust Account:
U.S. Treasury Securities	$690,167,879	$—	$—
Cash equivalents - money market funds	3,487	—	—

	$690,171,366	$—	$—